Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed			$ 5		$ 5
Net realized cumulative after-tax gains (loss) reclassifed from AOCI to retained earnings		1	2	1	2
Dividend income recognized on equity securities		1	2	1	3
Dividend income recognized on equity securities designated at FVOCI that were disposed